Reporting Entity (Details)		9 Months Ended	12 Months Ended
	Mar. 13, 2018 CHF (SFr) SFr / shares shares	Sep. 30, 2018 CHF (SFr)	Dec. 31, 2017 CHF (SFr) SFr / shares shares	Sep. 30, 2018 USD ($)	Sep. 30, 2018 EUR (€)	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 EUR (€) shares	Dec. 31, 2016 CHF (SFr) shares	Dec. 31, 2015 shares
Disclosure of subsidiaries [line items]
Share capital		SFr 481,322	SFr 19,349,556					SFr 13,731,881
Number of shares outstanding | shares			48,373,890			48,373,890	48,373,890	34,329,704	34,303,891
Nominal value of common shares (in CHF per share) | SFr / shares			SFr 0.40
Auris Medical AG [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (as a percent)		100.00%	100.00%
Nominal share capital		SFr 2,500,000	SFr 2,500,000
Otolanum AG [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (as a percent)		100.00%	100.00%
Nominal share capital		SFr 100,000	SFr 100,000
Auris Medical Inc. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (as a percent)		100.00%	100.00%
Nominal share capital				$ 15,000	€ 100	$ 15,000
Auris Medical Ltd. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (as a percent)		100.00%	100.00%
Nominal share capital | €							€ 100
Auris Medical NewCo Holding AG [Member] | Merger
Disclosure of subsidiaries [line items]
Share capital	SFr 122,347.76
Number of shares outstanding | shares	6,117,388
Nominal value of common shares (in CHF per share) | SFr / shares	SFr 0.02
Reverse stock split, conversion ratio, number of original shares held for 1 share in Auris NewCo	10